2. Summary of Significant Accounting Policies: (l) Financial Instruments: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

December 31, 2016
Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	-	-	(107,462)	(129,918)

December 31, 2017
Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	-	-	(52,491)	(88,501)

December 31, 2018
Description	Level 1 $	Level 2 $	Level 3 $	Total Gains and (Losses) $
Derivative liability	-	-	-	(29,168)